[LOGO OF USAA]
   USAA(R)

                   USAA CALIFORNIA
                          BOND Fund

                                    [GRAPHIC OF USAA CALIFORNIA BOND FUND]

        A n n u a l  R e p o r t

----------------------------------------------------------------------------
      MARCH 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "
                                             AS THE GEOPOLITICAL
[PHOTO OF CHRISTOPHER W. CLAUS]              UNCERTAINTY UNWINDS,
                                         WE AT USAA EXPECT THE ECONOMY
                                          TO REGAIN SOME MOMENTUM ....
                                                     "
--------------------------------------------------------------------------------

          At USAA, we remain proud and honored to serve our members, many of whom have served or are serving our nation in all corners of the world. The nation's worst fears about the war in Iraq have not been realized, and we are grateful.

          American investors also appear to be relieved. In the days leading up to the war, they flocked to the relative safety of the Treasury market. However, as war fears waned, they became less willing to pay a premium for Treasury securities.

          As the geopolitical uncertainty unwinds, we at USAA expect the economy to regain some momentum during the latter half of the year.

          Over the last year and a half, interest rates fell to near-historic lows. In the coming months, we believe the Federal Reserve Board will continue to support the economy by maintaining its accommodative monetary policy. We also expect the federal government to pass some kind of tax-cut package. Once the economy demonstrates it's on the road to recovery, it would be reasonable to expect interest rates to begin to rise.

          Around the country, state and municipal governments are also facing budget challenges. Many have spent a significant amount of money on homeland security issues. At the same time, they have seen a decrease in their overall tax revenues, including

 . . . C O N T I N U E D
========================--------------------------------------------------------

          income, capital gains, and usage taxes. Nevertheless, the potential problems, while demanding, should be manageable.

          At USAA, we will continue to work hard on your behalf and remain focused on providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. Our goal is to deliver one of the best values in the marketplace - without excessive fees, sales loads, or contractual plans and with below-average expense ratios. As always, we're here to serve you with our proven and market-tested portfolio management team, track record, USAA's world-class service, and pure no-load mutual funds.

          Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your trust and support.

          Sincerely,

          /s/ Christopher W. Claus

          Christopher W. Claus
          President and Vice Chairman of the Board

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

          FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

          MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

          SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   1

FINANCIAL INFORMATION

    Distributions to Shareholders                                           11

    Independent Auditors' Report                                            12

    Portfolio of Investments                                                13

    Notes to Portfolio of Investments                                       22

    Financial Statements                                                    23

    Notes to Financial Statements                                           26

DIRECTORS' INFORMATION                                                      35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------
          High level of current interest income that is exempt from federal and California state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------
          Invests primarily in long-term investment-grade California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

--------------------------------------------------------------------------------
                                                    3/31/03          3/31/02
--------------------------------------------------------------------------------
Net Assets                                       $700.7 Million   $660.9 Million
Net Asset Value Per Share                            $11.25           $10.73
Tax-Exempt Dividends Per Share Last 12 Months        $0.507           $0.532
Capital Gain Distributions Per Share Last
   12 Months                                            -                -

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD* AS OF 3/31/03
--------------------------------------------------------------------------------
30-DAY SEC YIELD                                              3.67%


* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

          NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2003

--------------------------------------------------------------------------------
                 TOTAL RETURN     =       DIVIDEND RETURN    +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS             6.18%        =            5.45%         +          0.73%
5 YEARS              5.35%        =            5.21%         +          0.14%
1 YEAR               9.64%        =            4.89%         +          4.75%


ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2003

                    [CHART]

--------------------------------------------------------------------------------
               TOTAL RETURN     DIVIDEND RETURN     CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
03/31/1994         0.31%              5.17%                -4.86%
03/31/1995         6.89               6.19                  0.70
03/31/1996         9.35               6.08                  3.27
03/31/1997         6.60               5.93                  0.67
03/31/1998        12.33               5.95                  6.38
03/31/1999         6.46               5.39                  1.07
03/31/2000        -2.91               5.15                 -8.06
03/31/2001        12.05               5.79                  6.26
03/31/2002         2.20               4.83                 -2.63
03/31/2003         9.64               4.89                  4.75


                  [END CHART]

          TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                      [CHART OF DIVIDEND YIELD COMPARISON]

                                   LIPPER CALIFORNIA
               USAA CALIFORNIA      MUNICIPAL DEBT
                 BOND FUND           FUNDS AVERAGE
               ---------------     -----------------
3/31/1994           5.85%                5.79%
3/31/1995           5.83                 5.60
3/31/1996           5.74                 5.26
3/31/1997           5.77                 5.14
3/31/1998           5.36                 4.77
3/31/1999           5.20                 4.52
3/31/2000           5.54                 4.77
3/31/2001           5.15                 4.53
3/31/2002           4.94                 4.45
3/31/2003           4.51                 4.19

                                 [END CHART]

          THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/94 TO 3/31/03.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                      CUMULATIVE PERFORMANCE COMPARISON

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                USAA        LEHMAN BROTHERS   LIPPER CALIFORNIA   LIPPER CALIFORNIA
             CALIFORNIA      MUNICIPAL BOND     MUNICIPAL DEBT       MUNICIPAL DEBT
              BOND FUND          INDEX           FUNDS AVERAGE        FUNDS INDEX
             ----------     ---------------   -----------------   -----------------
Mar-93       $10000.00        $10000.00            $10000.00           $10000.00
Apr-93        10122.05         10100.77             10111.40            10108.84
May-93        10172.44         10157.49             10168.18            10161.93
Jun-93        10375.28         10327.34             10337.63            10338.02
Jul-93        10373.13         10340.61             10330.05            10329.62
Aug-93        10593.77         10556.02             10574.40            10576.50
Sep-93        10699.32         10676.40             10707.01            10715.42
Oct-93        10733.85         10696.92             10723.78            10731.79
Nov-93        10588.95         10602.49             10603.67            10606.14
Dec-93        10792.86         10826.34             10810.11            10815.42
Jan-94        10949.00         10950.04             10931.48            10938.41
Feb-94        10640.05         10666.45             10673.11            10668.53
Mar-94        10030.68         10232.00             10199.27            10187.15
Apr-94        10106.93         10318.89             10213.32            10201.31
May-94        10197.02         10408.20             10307.80            10294.67
Jun-94        10084.11         10344.54             10240.07            10223.43
Jul-94        10282.31         10534.30             10439.11            10422.53
Aug-94        10344.95         10570.81             10464.89            10451.29
Sep-94        10149.29         10415.74             10296.44            10284.49
Oct-94         9891.36         10230.80             10088.03            10081.41
Nov-94         9653.22         10045.56              9868.50             9858.42
Dec-94         9786.59         10266.70             10043.25            10034.95
Jan-95        10248.17         10560.25             10389.88            10383.15
Feb-95        10647.61         10867.38             10731.52            10717.19
Mar-95        10721.42         10992.28             10833.59            10816.74
Apr-95        10750.03         11005.25             10832.29            10818.51
May-95        11137.73         11356.42             11210.21            11187.95
Jun-95        10987.90         11257.17             11031.01            11013.19
Jul-95        11052.84         11363.66             11094.93            11075.57
Aug-95        11172.26         11507.88             11223.31            11202.11
Sep-95        11290.54         11580.58             11302.06            11285.73
Oct-95        11510.88         11748.93             11512.07            11489.69
Nov-95        11763.54         11944.13             11761.66            11729.94
Dec-95        11925.43         12058.77             11915.81            11881.25
Jan-96        11984.40         12149.88             11959.81            11924.61
Feb-96        11906.84         12067.82             11869.78            11836.56
Mar-96        11724.28         11913.66             11661.23            11628.87
Apr-96        11728.17         11879.87             11616.90            11588.11
May-96        11739.54         11875.34             11635.04            11601.10
Jun-96        11906.18         12004.77             11771.70            11731.71
Jul-96        12012.84         12113.38             11902.91            11862.66
Aug-96        12034.30         12110.66             11900.56            11865.43
Sep-96        12232.05         12279.92             12086.27            12047.04
Oct-96        12394.10         12418.70             12222.55            12180.65
Nov-96        12613.19         12646.17             12461.13            12414.60
Dec-96        12568.47         12592.77             12397.71            12352.69
Jan-97        12557.27         12616.61             12375.46            12338.23
Feb-97        12699.35         12732.46             12486.63            12450.52
Mar-97        12498.52         12562.60             12312.00            12278.42
Apr-97        12606.18         12667.90             12427.04            12390.62
May-97        12819.57         12858.57             12619.85            12580.03
Jun-97        12965.53         12995.54             12750.07            12714.15
Jul-97        13339.89         13355.46             13155.44            13105.57
Aug-97        13251.06         13230.26             13001.82            12964.56
Sep-97        13437.25         13387.14             13175.92            13140.78
Oct-97        13534.78         13473.42             13252.64            13218.25
Nov-97        13628.77         13552.77             13336.61            13298.17
Dec-97        13866.98         13750.38             13547.20            13509.75
Jan-98        14013.82         13892.18             13684.81            13642.20
Feb-98        14012.76         13896.40             13676.57            13639.66
Mar-98        14040.00         13908.77             13677.32            13642.85
Apr-98        13938.82         13846.02             13582.81            13553.79
May-98        14186.55         14065.05             13821.10            13784.52
Jun-98        14265.76         14120.56             13873.42            13840.94
Jul-98        14303.31         14155.86             13898.66            13868.87
Aug-98        14596.68         14374.59             14134.81            14104.54
Sep-98        14800.95         14553.79             14346.63            14316.98
Oct-98        14732.93         14553.49             14296.38            14267.87
Nov-98        14810.90         14604.48             14353.05            14332.11
Dec-98        14822.29         14641.29             14357.16            14341.03
Jan-99        14999.69         14815.36             14518.18            14500.29
Feb-99        14931.20         14750.80             14442.44            14428.61
Mar-99        14946.93         14771.02             14463.38            14455.57
Apr-99        14957.95         14807.82             14484.34            14476.86
May-99        14843.14         14722.14             14370.26            14362.71
Jun-99        14566.46         14510.35             14129.77            14127.31
Jul-99        14575.47         14563.15             14153.73            14154.62
Aug-99        14386.47         14446.39             13970.91            13978.56
Sep-99        14356.37         14452.43             13957.29            13968.94
Oct-99        14036.91         14295.85             13717.09            13726.60
Nov-99        14146.72         14447.90             13856.93            13864.98
Dec-99        14047.90         14340.20             13709.97            13719.03
Jan-00        13948.54         14277.74             13615.12            13622.26
Feb-00        14180.57         14443.68             13842.28            13844.83
Mar-00        14511.47         14759.25             14212.32            14200.09
Apr-00        14406.00         14672.06             14079.30            14071.03
May-00        14351.81         14595.73             14003.58            14001.08
Jun-00        14800.16         14982.50             14423.15            14405.11
Jul-00        15052.28         15190.98             14658.17            14637.08
Aug-00        15347.99         15425.09             14972.00            14954.23
Sep-00        15270.53         15344.84             14883.97            14861.73
Oct-00        15440.42         15512.28             15019.38            14997.74
Nov-00        15580.28         15629.64             15134.50            15108.19
Dec-00        16063.92         16015.81             15529.40            15496.46
Jan-01        16034.19         16174.50             15595.36            15562.10
Feb-01        16102.02         16225.79             15640.20            15612.36
Mar-01        16256.02         16371.21             15741.64            15713.63
Apr-01        15856.47         16193.81             15418.36            15405.19
May-01        16026.90         16368.19             15605.07            15595.51
Jun-01        16121.11         16477.71             15704.18            15695.13
Jul-01        16430.34         16721.78             15970.15            15954.93
Aug-01        16886.11         16997.22             16386.70            16363.37
Sep-01        16767.70         16940.21             16289.16            16261.97
Oct-01        16913.79         17142.04             16463.61            16433.52
Nov-01        16786.96         16997.53             16302.39            16285.78
Dec-01        16591.93         16836.72             16103.07            16101.82
Jan-02        16777.60         17128.76             16334.11            16325.57
Feb-02        16966.39         17335.12             16520.77            16505.18
Mar-02        16616.47         16995.41             16117.37            16127.37
Apr-02        16883.72         17327.58             16410.40            16410.61
May-02        16985.57         17432.87             16536.02            16534.37
Jun-02        17109.99         17617.21             16669.91            16662.71
Jul-02        17302.35         17843.78             16858.78            16850.44
Aug-02        17594.48         18058.29             17099.84            17089.23
Sep-02        18098.40         18453.81             17564.44            17545.88
Oct-02        17578.96         18147.89             17086.46            17074.16
Nov-02        17536.24         18072.47             17035.02            17026.88
Dec-02        17969.70         18453.81             17401.46            17386.28
Jan-03        17846.65         18407.05             17248.61            17240.30
Feb-03        18203.77         18664.39             17517.47            17505.56
Mar-03        18217.82         18675.55             17514.18            17493.10

                                 [END CHART]

            DATA FROM 3/31/93 THROUGH 3/31/03.

          SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

          NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

          The graph on page 4 illustrates the comparison of a $10,000 investment in the USAA California Bond Fund to the following benchmarks:

                 o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                 o The Lipper California Municipal Debt Funds Average, an
                   average performance level of all California municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper California Municipal Debt Funds Index, which
                   tracks the total return performance of the 30 largest funds within the Lipper California Municipal Debt Funds category.

6

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU] Robert R. Pariseau, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO MARCH 31, 2003?

          Your USAA California Bond Fund provided a total return of 9.64% versus an average of 8.40% for the 113 funds in the Lipper California Municipal Debt Funds category for the year ended March 31, 2003. This compares to a 9.89% return for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.51%, well above the 4.19% of the Lipper category average.

          REFER TO PAGE 5 FOR THE LIPPER AVERAGE AND THE LEHMAN BROTHERS MUNCIPAL BOND INDEX DEFINITIONS.

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA CALIFORNIA BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF MUNICIPAL CALIFORNIA LONG-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 3/31/03: 112 FUNDS IN THE LAST THREE YEARS, 104 FUNDS IN THE LAST FIVE YEARS, AND 51 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE MUNICIPAL CALIFORNIA LONG-TERM BOND FUNDS, THE USAA CALIFORNIA BOND FUND RECEIVED A MORNINGSTAR RATING OF 5 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

[LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]
     TOTAL RETURN           CONSISTENT RETURN          TAX EFFICIENCY             EXPENSE

          Lipper named the Fund a Lipper Leader for total return, consistent return, tax efficiency, and expense within the Lipper California Municipal Debt Funds category for the three-year period ending March 31, 2003.

                                    * * * * *

            THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM)
           OF 5 STARS IN THE MUNICIPAL CALIFORNIA LONG-TERM BOND FUND CATEGORY
              (112 FUNDS IN CATEGORY) FOR THE PERIOD ENDING MARCH 31, 2003.

          LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF MARCH 31, 2003. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MARCH 31, 2003. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF MARCH 31, 2003. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MARCH 31, 2003. THE LIPPER RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

          THE USAA CALIFORNIA BOND FUND IN LIPPER'S CALIFORNIA MUNICIPAL DEBT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 103 FUNDS, FOR 5 YEARS AMONG 88 FUNDS, AND FOR 10 YEARS AMONG 45 FUNDS FOR TOTAL RETURN; FOR 3 YEARS AMONG 99 FUNDS, FOR 5 YEARS AMONG 85 FUNDS, AND FOR 10 YEARS AMONG 36 FUNDS FOR CONSISTENT RETURN; FOR 3 YEARS AMONG 103 FUNDS, FOR 5 YEARS AMONG 88 FUNDS, AND FOR 10 YEARS AMONG 45 FUNDS FOR TAX EFFICIENCY; FOR 3 YEARS AMONG 871 FUNDS, FOR 5 YEARS AMONG 800 FUNDS, AND FOR 10 YEARS AMONG 325 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

          Interest rates have fallen for most of the period because of the struggling U.S. economy. Despite the Federal Reserve Board's (the Fed's) efforts to stimulate growth, a sustained recovery has yet to take hold.

          Following the equity bubble of the mid-1990s, municipals have received new respect for their steady income, relative safety, and price stability. Municipals were the top-performing asset class for the three-year period ending March 31, 2003, and were near the top during the last 12 months, according to Lehman Brothers.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

          The Fund remains fully invested in a well-diversified portfolio of long-term investment-grade municipal bonds with an income orientation. Over time, income usually provides the vast majority of a bond's total return. Adjustments in strategy have also helped performance during the last three years. We increased the average credit quality and added more 15- to 20-year maturities to reduce the weighted average maturity.

HOW HAVE STATE BUDGET DEFICITS AFFECTED THE PORTFOLIO?

          Two years ago, we improved the Fund's already high average credit quality. Currently, 76% of the portfolio is rated AAA or AA and 73% has insurance or a guarantor. No holding is directly dependent upon state financial aid. The Fund has more than 80 different issuers that we believe are well-diversified.

          Except for the high-tech meltdown, the national recession is the cause of most of California's deficit problems. However, many economists believe that the worst is over. Furthermore, the state's economy has maintained its underlying economic strength and is more diversified than it was during the state's fiscal crisis of the early 1990s.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT IS THE OUTLOOK?

          A sustained economic recovery has eluded the Fed, despite its cuts in short-term rates. Recently, growth in consumer spending has shown ominous signs of deterioration, and the employment picture is not getting brighter. Fortunately, inflation is benign.

          By historical measures, short-term rates are low compared to long-term rates. Consequently, they may increase more than long-term rates when the Fed begins to raise rates. If so, longer maturities could perform relatively well and pay considerably higher income than short-term issues. Because Fed action seems months away, investors may do well to bide their time. Of course, we will closely monitor specific credit issues, ballot initiatives, and litigation that could affect the value of your holdings.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------
To match the USAA California Bond Fund's closing 30-day SEC yield of 3.67%,
and assuming a California state tax rate of:    8.00%    9.30%    9.30%    9.30%
and marginal federal tax rates of:             27.00%   30.00%   35.00%   38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:            5.46%    5.78%    6.25%    6.62%

          This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

          SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                        PORTFOLIO RATINGS MIX
                              3/31/03

                 [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                  69%
A                    19%
BBB                   5%
AA                    4%
Cash Equivalents      3%

                             [END CHART]

          The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category AA and BBB account for 0.9% and 0.3%, respectively, of the Fund's investments and are included in the appropriate category above.

          PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

          YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-21.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA CALIFORNIA BOND FUND

          The Fund completed its fiscal year on March 31, 2003. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2003.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

          USAA CALIFORNIA BOND FUND:

          We have audited the accompanying statement of assets and liabilities of USAA California Bond Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors, whose report dated May 3, 2002, expressed an unqualified opinion on the statement and financial highlights.

          We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA California Bond Fund at March 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                   /s/ ERNST & YOUNG LLP

          San Antonio, Texas
          May 2, 2003

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                   of INVESTMENTS

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

          (ETM)    Escrowed to final maturity.
          (LOC)    Enhanced by a bank letter of credit.
          (LIQ)    Enhanced by a bank or nonbank liquidity agreement.
          (NBGA)   Enhanced by a nonbank guarantee agreement.
          (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp.

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

          COP      Certificate of Participation
          GO       General Obligation
          MFH      Multifamily Housing
          MLO      Municipal Lease Obligation
          RB       Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

PRINCIPAL                                                    COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                          RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (95.2%)

             CALIFORNIA (88.9%)
$   2,835    Anaheim Public Financing Auth. RB,
              Series 2002B (INS)                               5.25%    10/01/2018    $ 3,081
    4,500    Antelope Valley Healthcare District RB,
              Series 1997B (INS)                               5.20      1/01/2027      4,612
   17,700    Association of Bay Area Governments
              Finance Auth. COP, Series 1999 (INS)             6.20     11/01/2029     19,296
    4,180    Brea Redevelopment Agency Tax Allocation
              Refunding Bonds, Series A (INS)                  5.00      8/01/2023      4,304
    1,590    Burbank Public Financing Auth. RB,
              Series A (INS)                                   5.25     12/01/2023      1,684
    2,250    Chaffey Community College District GO,
              Series 2002A (INS)                               5.25      7/01/2022      2,394
    5,995    Chaffey Joint Union High School District GO,
              Series 1998C (INS)                               5.38      5/01/2023      6,424
    2,200    Chino Valley Unified School District GO,
              Series 2002A (INS)                               5.38      8/01/2019      2,419
    5,000    Coronado Community Development Agency
              Tax Allocation Bonds, Series 2000 (INS)          5.60      9/01/2030      5,460
    1,255    Cucamonga County Water District
              COP (INS)                                        5.00      9/01/2021      1,305
             East Bay Municipal Utility District RB,
    6,410     Series 2001 (INS)                                5.00      6/01/2019      6,732
    7,300     Series 2001 (INS)                                5.00      6/01/2020      7,620
   10,000     Series 2001 (INS)                                5.00      6/01/2021     10,369
    4,910    Eastern Municipal Water District COP,
              Series 2001A (INS)                               5.00      7/01/2018      5,186
             Educational Facilities Auth. RB,
    9,000     Series 1994 (National Univ.) (INS)               6.20      5/01/2021      9,600
    8,015     Series 1995 (Redland Univ.)                      6.00     10/01/2025      8,652
    8,050     Series 1995A (California Education Pool)         5.60     12/01/2020      8,425
    6,000     Series 2000 (Univ. of the Pacific) (INS)         5.75     11/01/2030      6,658
    8,000     Series N (Stanford Univ.)                        5.20     12/01/2027      8,200
    5,945    Escondido COP, Series 2000A (INS)                 5.75      9/01/2030      6,576
             Fairfield-Suisun Unified School District GO,
    1,855     Series 2002 (INS)                                5.25      8/01/2019      2,016
    1,955     Series 2002 (INS)                                5.25      8/01/2020      2,109
    2,025     Series 2002 (INS)                                5.25      8/01/2021      2,168

16

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

PRINCIPAL                                                    COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                          RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------
$   2,000    Fontana Unified School District GO,
              Series 1990D (INS)                               5.75%     5/01/2022    $ 2,230
    1,500    Fresno Airport RB, Series 2000A (INS)             5.50      7/01/2030      1,591
    2,061    Fresno COP, Series 1991                           8.50      5/01/2016      2,065
    1,650    Glendora Unified School District GO,
              Series 2000A (INS)                               5.38      9/01/2025      1,740
    5,000    Golden State Tobacco Securitization Corp.
              Tobacco Settlement Asset-Backed Bonds,
              Series 2003A-1                                   6.75      6/01/2039      4,543
             Health Facilities Financing Auth. RB,
    3,175     Series 1992A (Scripps Memorial
              Hospital) (INS)                                  6.38     10/01/2022      3,242
    3,500     Series 1993C (Kaiser Permanente)                 5.60      5/01/2033      3,524
    2,000     Series 1994 (St. Pauls Episcopal Home) (NBGA)    6.50      9/01/2014      2,155
    5,000     Series 1994A (Scripps Research Institute)        6.63      7/01/2018      5,363
    1,000     Series 1997A (Sunny View) (NBGA)                 5.50      1/01/2019      1,037
    1,250     Series 1998B (Kaiser Permanente)                 5.00     10/01/2020      1,264
    4,180    Hollister Joint Powers Financing
              Auth. RB (INS)                                   5.90     12/01/2023      4,382
             Housing Finance Agency Home Mortgage RB,
    5,990     Series 1994A                                     6.55      8/01/2026      6,232
    2,680     Series L (INS)                                   5.15      8/01/2017      2,822
    3,000    Housing Finance Agency MFH RB,
              Series 1996A (INS)                               6.05      8/01/2027      3,159
    5,455    Imperial Beach MFH RB, Series 1995A               6.45      9/01/2025      5,751
             Infrastructure and Economic Development
              Bank RB,
    1,000     Series 2000 (Scripps Research Institute)         5.63      7/01/2020      1,087
    1,250     Series 2000 (Scripps Research Institute)         5.75      7/01/2030      1,347
    4,105     Series 2002 (State Revolving Fund)               5.00     10/01/2018      4,388
    1,335    Little Lake City School District GO,
              Series 2000B (INS)                               5.25      7/01/2022      1,420
    3,240    Livermore-Amador Valley Water Management
              Agency Sewer RB, Series A (INS)                  5.00      8/01/2022      3,343
   10,000    Los Angeles Department of Water and Power RB,
              Series 2001A (INS)                               5.25      7/01/2018     10,772
             Los Angeles Unified School District GO,
    6,000     Series 2003A (INS)                               5.25      7/01/2020      6,471
    4,100     Series E (Election of 1997) (INS)                5.50      7/01/2017      4,593
    6,000     Series E (Election of 1997) (INS)                5.50      7/01/2018      6,668

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

PRINCIPAL                                                    COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                          RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------
             Los Gatos-Saratoga Joint Union High School GO,
$   1,030      Series 1998B                                    5.13%    12/01/2023    $ 1,067
    1,125      Series 1998B                                    5.25     12/01/2025      1,172
             Menlo Park Community Development
               Agency Tax Allocation Bonds,
    2,500      Series 2000 (INS)                               5.45      6/01/2021      2,704
    6,390      Series 2000 (INS)                               5.50      6/01/2025      6,833
    4,030    Mt. San Antonio Community College District GO,
               Series A (INS)                                  5.38      5/01/2022      4,339
   15,200    Oakland Unified School District GO,
               Series 2000F (INS)                              5.50      8/01/2024     16,376
             Orange County Water District COP,
    1,000      Series 2003B (INS)                              5.38      8/15/2020      1,092
    1,780      Series 2003B (INS)                              5.38      8/15/2022      1,916
    2,695    Palos Verdes Peninsula Unified School
               District GO, Series 2000A                       5.25     11/01/2020      2,878
    2,825    Pasadena Unified School District GO,
               Series 1997C (INS)                              5.00     11/01/2017      3,037
   10,325    Pleasanton Joint Powers Financing Auth. RB,
               Series 1993A                                    6.15      9/02/2012     10,702
    2,000    Port of Oakland RB, Series 2002M (INS)            5.25     11/01/2020      2,149
             Poway Redevelopment Agency Tax
               Allocation RB,
    5,000      Series 2000 (INS)                               5.75      6/15/2033      5,538
    2,065      Series 2001 (INS)                               5.00     12/15/2022      2,139
   13,400    Riverside County Public Financing Auth.
               Tax Allocation RB, Series 1997A                 5.63     10/01/2033     13,546
    2,825    Sacramento County Airport Systems RB,
               Series 2002A (INS)                              5.25      7/01/2022      2,987
   20,225    Sacramento County Sanitation District
               Finance Auth. RB, Series 2000 (INS)             5.63     12/01/2030     22,167
             Sacramento Financing Auth. RB (MLO),
    5,680      Series 2002A (City Hall) (INS)                  5.25     12/01/2016      6,280
    3,575      Series 2002A (City Hall) (INS)                  5.25     12/01/2017      3,926
    2,935      Series 2002A (City Hall) (INS)                  5.38     12/01/2021      3,169
    6,000    Sacramento Power Auth. RB, Series 1995            6.00      7/01/2022      6,292
             Sacramento Utility District Electric RB,
    2,410      Series 2002Q (INS)                              5.25      8/15/2021      2,567
    1,000      Series 2002Q (INS)                              5.25      8/15/2022      1,059
    7,040    San Diego MFH RB, Series 1995A                    6.45      5/01/2025      7,390

18

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

PRINCIPAL                                                    COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                          RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------
             San Diego Unified School District GO,
$   2,000     Series 2001C (INS)                               5.00%     7/01/2020    $ 2,106
    2,500     Series 2001C (INS)                               5.00      7/01/2021      2,611
    3,500     Series 2001C (INS)                               5.00      7/01/2022      3,632
   18,000    San Francisco Bay Area Rapid Transit RB,
              Series 1999 (INS)                                5.50      7/01/2029     19,382
             San Francisco City and County Airport RB,
    3,190     2nd Series-Issue 24B (INS)                       5.63      5/01/2025      3,416
    8,845     2nd Series-Issue 24B (INS)                       5.63      5/01/2030      9,465
    6,220    San Jose Financing Auth. Lease RB (MLO),
              Series 2002B (Civic Center Project) (INS)        5.25      6/01/2020      6,656
             San Jose GO,
    2,365     Series 2001                                      5.10      9/01/2020      2,488
    2,000     Series 2001                                      5.10      9/01/2021      2,089
    5,135    San Jose MFH RB, Series 1992A
              (Countrybrook)                                   4.95      4/01/2012      5,519
   14,000    Santa Ana Unified School District GO,
              Series 2000 (INS)                                5.70      8/01/2029     15,448
   11,215    Santa Clara Valley Water District RB,
              Series 2000A (INS)                               5.63      2/01/2025     12,199
   12,455    Southern California Public Power Auth. RB,
              Series 1989 (LOC)                                6.00      7/01/2018     12,473
             State Department Water Resources Power
              Supply RB,
    5,000     Series A (INS)                                   5.50      5/01/2016      5,606
    8,000     Series A                                         5.75      5/01/2017      8,859
    5,000     Series A                                         5.38      5/01/2022      5,209
             State GO,
    7,000     Series 1999 (INS)                                5.50      9/01/2024      7,381
   10,000     Series 1999 (INS)                                5.88     10/01/2026     11,125
   27,825     Series 2000 (INS)                                5.75      3/01/2030     30,577
    3,470    State Univ. Systemwide RB,
              Series 2003A (INS)                               5.25     11/01/2021      3,709
             Statewide Communities Development
              Auth. COP,
    5,420     Lutheran Homes (ETM)                             5.75     11/15/2021      6,056
    1,055     The Arc of San Diego (NBGA)                      5.63      5/01/2021      1,093
             Statewide Communities Development Auth. RB,
    8,000     Series 2002A (Kaiser Permanente)                 5.50     11/01/2032      8,122
    5,000     Series 2002A (Univ. Irving Apt.) (INS)           5.50      8/01/2022      5,163

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

PRINCIPAL                                                    COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                          RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------
$  20,080    Suisun City Public Financing Auth. RB,
              Series 1998A                                     5.37%(a) 10/01/2033   $  3,687
    4,000    Univ. and Colleges RB, Series 2002A,
              Systemwide Series A (INS)                        5.13     11/01/2026      4,122
    4,000    Univ. of California RB, Series 1996 (INS)         5.75      7/01/2024      4,569
             Upland Unified School District GO Bonds,
      305     Series B 4.7%, 8/01/2003 (INS)                   4.70(b)   8/01/2014        310
      845     Series B 4.8%, 8/01/2003 (INS)                   4.80(b)   8/01/2015        858
      500     Series B 4.9%, 8/01/2003 (INS)                   4.90(b)   8/01/2016        511
    1,300     Series B 5.125%, 8/01/2003 (INS)                 5.13(b)   8/01/2025      1,332
   14,675    Vallejo Sanitation and Flood Control COP,
              Series 1993 (INS)                                5.00      7/01/2019     15,929
    4,250    Ventura County Community College District GO,
              Series 2002A (INS)                               5.50      8/01/2023      4,607
             Washington Township Health Care District RB,
   11,000     Series 1993                                      5.50      7/01/2018     11,231
    7,845     Series 1993                                      5.25      7/01/2023      7,913
    7,085     Series 1999                                      5.13      7/01/2023      7,151
    3,005     Series 1999                                      5.25      7/01/2029      3,044
    1,515    Watsonville Hospital RB, Series 1996A (ETM)       6.20      7/01/2012      1,810
             Westlands Water District Revenue COP,
    1,595     Series 2002A (INS)                               5.25      9/01/2020      1,719
    2,260     Series 2002A (INS)                               5.25      9/01/2021      2,416
    3,430     Series 2002A (INS)                               5.25      9/01/2022      3,646

             PUERTO RICO (6.3%)
             Commonwealth GO,
    4,500     Series 2001 (INS)                                5.00      7/01/2023      4,661
    5,000     Series 2001A (INS)                               5.50      7/01/2016      5,813
   14,475     Series 2001B (INS)                               5.00      7/01/2021     15,146
   10,500    Electric Power Auth. RB, Refunding Bonds
              Series Z (INS)                                   5.25      7/01/2021     11,259
    6,600    Highway and Transportation Auth. RB,
              Series Y (INS)                                   5.50      7/01/2026      7,130
                                                                                     --------
             Total fixed-rate instruments (cost: $624,706)                            667,052
                                                                                     --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

PRINCIPAL                                                    COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                          RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------
             PUT BOND (0.5%)

             CALIFORNIA
  $ 3,000    Statewide Communities Development Auth. RB,
              Series 2002E (Kaiser Permanente)
              (cost: $3,000)                                   4.70%    11/01/2036    $  3,177
                                                                                      --------
             VARIABLE-RATE DEMAND NOTES (3.0%)

             CALIFORNIA
             Irvine Improvement Bonds,
      200     Assessment District 87-8 (LOC)                   1.15      9/02/2024         200
   16,445     Assessment District 89-10 (LOC)                  1.20      9/02/2015      16,445
    1,000    Rescue Union School District COP (MLO),
              Series 2001 (LIQ)(INS)                           1.15     10/01/2025       1,000
    3,700    San Bernardino County COP (MLO),
              Series 1996 (LOC)                                1.80     11/01/2025       3,700
                                                                                      --------
             Total variable-rate demand notes (cost: $21,345)                           21,345
                                                                                      --------
             TOTAL INVESTMENTS (COST: $649,051)                                       $691,574
                                                                                      ========

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

                                                % OF
PORTFOLIO SUMMARY BY CONCENTRATION        NET ASSETS
------------------------------------------------------
General Obligation                              25.7%
Water/Sewer Utility                             14.1
Special Assessment/Tax/Fee                       9.7
Hospital                                         8.3
Education                                        7.0
Real Estate Tax/Fee                              7.0
Electric/Gas Utility                             6.8
Multifamily Housing                              3.8
Nursing/CCRC                                     3.2
Appropriated Debt                                3.0
Airport/Port                                     2.8
Toll Roads                                       2.8
Health Miscellaneous                             1.3
Single-Family Housing                            1.3
Escrowed/Prerefunded Bonds                       1.1
Other                                            0.8
                                               -----
Total                                           98.7%
                                               =====

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

          (b) Stepped coupon security. Represents securities that remain zero-coupon securities until a predetermined date and coupon rate as specified in the security description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

ASSETS

   Investments in securities, at market value (identified cost of $649,051)    $691,574
   Cash                                                                             175
   Receivables:
      Capital shares sold                                                           106
      Interest                                                                   10,053
      Securities sold                                                             2,959
                                                                               --------
           Total assets                                                         704,867
                                                                               --------
LIABILITIES

   Securities purchased                                                           2,955
   Capital shares redeemed                                                          176
   USAA Investment Management Company                                               242
   USAA Transfer Agency Company                                                      16
   Accounts payable and accrued expenses                                             25
   Dividends on capital shares                                                      788
                                                                               --------
           Total liabilities                                                      4,202
                                                                               --------
               Net assets applicable to capital shares outstanding             $700,665
                                                                               ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                             $655,488
   Accumulated net realized gain on investments                                   2,654
   Net unrealized appreciation of investments                                    42,523
                                                                               --------
           Net assets applicable to capital shares outstanding                 $700,665
                                                                               ========
   Capital shares outstanding                                                    62,301
                                                                               ========
   Authorized shares of $.01 par value                                          140,000
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  11.25
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA BOND FUND
YEAR ENDED MARCH 31, 2003

NET INVESTMENT INCOME
      Interest income                                             $35,347
                                                                  -------
      Expenses:
         Management fees                                            2,238
         Administrative and servicing fees                          1,035
         Transfer agent's fees                                        228
         Custodian's fees                                             141
         Postage                                                       17
         Shareholder reporting fees                                    24
         Directors' fees                                                5
         Professional fees                                             63
         Other                                                          7
                                                                  -------
            Total expenses                                          3,758
         Expenses paid indirectly                                     (10)
                                                                  -------
            Net expenses                                            3,748
                                                                  -------
                  Net investment income                            31,599
                                                                  -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain                                             4,167
      Change in net unrealized appreciation/depreciation           27,446
                                                                  -------
                  Net realized and unrealized gain                 31,613
                                                                  -------
      Increase in net assets resulting from operations            $63,212
                                                                  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA BOND FUND
YEARS ENDED MARCH 31,

                                                               2003         2002
                                                           ---------------------
FROM OPERATIONS

   Net investment income                                   $ 31,599     $ 32,241
   Net realized gain on investments                           4,167        2,752
   Change in net unrealized appreciation/depreciation
       of investments                                        27,446      (20,779)
                                                           ---------------------
       Increase in net assets resulting from operations      63,212       14,214
                                                           ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                    (31,599)     (32,241)
                                                           ---------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                 74,120       80,237
   Dividend reinvestments                                    21,421       22,018
   Cost of shares redeemed                                  (87,426)     (86,528)
                                                           ---------------------
       Increase in net assets from capital share
          transactions                                        8,115       15,727
                                                           ---------------------
   Net increase (decrease) in net assets                     39,728       (2,300)

NET ASSETS

   Beginning of period                                      660,937      663,237
                                                           ---------------------
   End of period                                           $700,665     $660,937
                                                           =====================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                6,711        7,329
   Shares issued for dividends reinvested                     1,931        2,013
   Shares redeemed                                           (7,913)      (7,921)
                                                           ---------------------
       Increase in shares outstanding                           729        1,421
                                                           =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

        USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA California Bond Fund (the
        Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal and California state income taxes.

          A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

          B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

          D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the year ended March 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $10,000.

          E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

        The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

        Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

        America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

        The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended March 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

        The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

        Total distributions and the character of such distributions may differ for financial statement and tax purposes primarily because of the tax deferral of losses on "wash sale" transactions.

        The tax character of distributions paid during the years ended March 31, 2003 and 2002, was as follows:

                                                          2003           2002
                                                   --------------------------
        Tax-exempt income                          $31,599,000    $32,241,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

        As of March 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:


        Undistributed net investment income               $   788,000
        Undistributed long-term capital gains               2,677,000
        Unrealized appreciation                            42,499,000


        Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

        Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2003, were $171,523,000 and $174,728,000, respectively.

        The cost of securities at March 31, 2003, for federal income tax purposes, was $649,075,000.

        Gross unrealized appreciation and depreciation of investments as of March 31, 2003, for federal income tax purposes, were $43,091,000 and $592,000, respectively, resulting in net unrealized appreciation of $42,499,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

             fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper California Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the year ended March 31, 2003, the Fund's effective base fee was 0.31% of the Fund's average net assets.

             The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

             The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

             (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                     ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                       AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------------
+/- 0.20% to 0.50%                         +/- 0.04%
+/- 0.51% to 1.00%                         +/- 0.05%
+/- 1.01% and greater                      +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

             For the year ended March 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $2,238,000, which included a performance fee of $79,000.

          B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,035,000.

          C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $228,000.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

          D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

        Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

        During the year ended March 31, 2003, in accordance with affiliated transactions procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then current market price with no brokerage commissions incurred:

                                                                                    NET REALIZED
                                                                        COST TO      GAIN (LOSS)
           SELLER                             PURCHASER                PURCHASER      TO SELLER
-------------------------------------------------------------------------------------------------
USAA California Bond Fund                USAA Long-Term Fund          $14,049,000     $(641,000)
USAA California Bond Fund                USAA Virginia Bond Fund        2,031,000        57,000
USAA Growth and Tax Strategy Fund        USAA California Bond Fund      4,053,000        99,000
USAA Long-Term Fund                      USAA California Bond Fund     19,342,000       827,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout each period is as follows:

                                                                             YEAR ENDED MARCH 31,
                                                 ------------------------------------------------------------------------
                                                       2003             2002             2001          2000          1999
                                                 ------------------------------------------------------------------------
Net asset value at beginning of period           $    10.73       $    11.03       $    10.38    $    11.29    $    11.17
                                                 ------------------------------------------------------------------------
Income from investment operations:
      Net investment income                             .51              .53              .56           .58           .59
      Net realized and unrealized gain (loss)           .52             (.30)             .65          (.91)          .12
                                                 ------------------------------------------------------------------------
Total from investment operations                       1.03              .23             1.21          (.33)          .71
                                                 ------------------------------------------------------------------------
Less distributions:
      From net investment income                       (.51)            (.53)            (.56)         (.58)         (.59)
                                                 ------------------------------------------------------------------------
Net asset value at end of period                 $    11.25       $    10.73       $    11.03    $    10.38    $    11.29
                                                 ========================================================================
Total return (%)*                                      9.74             2.20            12.05         (2.91)         6.46
Net assets at end of period (000)                $  700,665       $  660,937       $  663,237    $  576,707    $  641,653
Ratio of expenses to average net assets (%)**           .54 (a)          .49 (a)          .39           .39           .39
Ratio of net investment income to
      average net assets (%)**                         4.58             4.84             5.31          5.43          5.21
Portfolio turnover (%)                                25.61            38.84            33.06         48.46          7.20

  * Assumes reinvestment of all dividend income distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported returns.
 ** For the year ended March 31, 2003, average net assets were $690,060,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which decreased these ratios as follows:
                                                          -             (.02%)            N/A            N/A          N/A

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2003

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

        On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on August 1, 1989. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

          The Board of Directors of the Company consists of seven Directors and six Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company
          (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

          Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of March 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

          If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

          * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

          ROBERT G. DAVIS(2)
          Director and Chairman of the Board of Directors
          Born: November 1946
          Year of Election or Appointment: 1996

          Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

          CHRISTOPHER W. CLAUS(2)
          Director, President, and Vice Chairman of the Board of Directors
          Born: December 1960
          Year of Election or Appointment: 2001

          President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

          BARBARA B. DREEBEN(3,4,5,6)
          Director
          Born: June 1945
          Year of Election or Appointment: 1994

          President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          ROBERT L. MASON, PH.D.(3,4,5,6)
          Director
          Born: July 1946
          Year of Election or Appointment: 1997

          Institute Analyst, Southwest Research Institute (3/02-present);
          Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          MICHAEL F. REIMHERR(3,4,5,6)
          Director
          Born: August 1945
          Year of Election or Appointment: 2000

          President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          LAURA T. STARKS, PH.D.(3,4,5,6)
          Director
          Born: February 1950
          Year of Election or Appointment: 2000

          Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          RICHARD A. ZUCKER(2,3,4,5,6)
          Director
          Born: July 1943
          Year of Election or Appointment: 1992

          Vice President, Beldon Roofing and Remodeling (7/85-present).
          Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

          (2)  MEMBER OF EXECUTIVE COMMITTEE

          (3)  MEMBER OF AUDIT COMMITTEE

          (4)  MEMBER OF PRICING AND INVESTMENT COMMITTEE

          (5)  MEMBER OF CORPORATE GOVERNANCE COMMITTEE

          (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.
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                                                                              39

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
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          CLIFFORD A. GLADSON
          Vice President
          Born: November 1950
          Year of Appointment: 2002

          Senior Vice President, Fixed Income Investments, IMCO
          (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          STUART WESTER
          Vice President
          Born: June 1947
          Year of Appointment: 2002

          Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99).
          Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          MARK S. HOWARD
          Secretary
          Born: October 1963
          Year of Appointment: 2002

          Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Secretary and Counsel, IMCO (12/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

          EILEEN M. SMILEY
          Assistant Secretary
          Born: November 1959
          Year of Appointment: 2003

          Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

40

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

          Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

          DAVID M. HOLMES
          Treasurer
          Born: June 1960
          Year of Appointment: 2001

          Senior Vice President, Life/IMCO/Financial Planning Services, Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the Officer position of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

          ROBERTO GALINDO, JR.
          Assistant Treasurer
          Born: November 1960
          Year of Appointment: 2000

          Assistant Vice President, Portfolio Accounting/Financial Administra-tion, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

          (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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42

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P. O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

 INDEPENDENT AUDITORS        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
    USAA TOUCHLINE(R)        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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